Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS:
Cash and cash equivalents (includes interest-earning deposits of $99,735 and $127,544)	$ 113,886	$ 141,705
SECURITIES:
Available-for-sale ("AFS"), at estimated fair value (amortized cost of $1,058,283 and $1,367,925)	1,069,967	1,406,844
Held-to-maturity ("HTM"), at amortized cost (estimated fair value of $1,741,846 and $1,969,899)	1,718,023	1,887,947
Loans receivable, net (allowance for credit losses ("ACL") of $8,822 and $11,100)	5,958,868	5,608,083
Bank-owned life insurance ("BOLI")	59,495	58,012
Capital stock of Federal Home Loan Bank ("FHLB"), at cost	128,530	132,971
Accrued interest receivable	23,596	26,092
Premises and equipment, net	70,112	57,766
Other real estate owned ("OREO")	3,882	8,047
Other assets	40,090	50,837
TOTAL ASSETS	9,186,449	9,378,304
LIABILITIES:
Deposits	4,611,446	4,550,643
FHLB borrowings	2,513,538	2,530,322
Repurchase agreements	320,000	365,000
Advance payments by borrowers for taxes and insurance	57,392	55,642
Income taxes payable	108	918
Deferred income tax liabilities, net	20,437	25,042
Accounts payable and accrued expenses	31,402	44,279
Total liabilities	7,554,323	7,571,846
Commitments And Contingencies (Note 12)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, no shares issued or outstanding	0	0
Common stock, $0.01 par value; 1,400,000,000 shares authorized, 147,840,268 and 155,379,739 shares issued and outstanding as of September 30, 2013 and 2012, respectively	1,478	1,554
Additional paid-in capital	1,235,781	1,292,122
Unearned compensation - ESOP	(44,603)	(47,575)
Retained earnings	432,203	536,150
Accumulated other comprehensive income ("AOCI"), net of tax	7,267	24,207
Total stockholders' equity	1,632,126	1,806,458
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,186,449	$ 9,378,304